RELATED PARTY - Key management compensation (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTIES
Executive wages, salaries and benefits	$ 10,036,315	$ 8,536,107	$ 7,253,863
Director allowances	1,690,400	1,560,000	1,512,500
Benefits accrued in the last five years and payments during the fiscal year	355,680	269,952	254,240
Total	$ 12,082,395	$ 10,366,059	$ 9,020,603